INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

NOTE 8 — INCOME AND SOCIAL CONTRIBUTION TAXES

In Brazil, income taxes include federal income tax (IR) and social contribution (CS), which represents an additional federal income tax. The statutory rates for income tax and social contribution are 25% and 9%, respectively, and are applicable for the years ended December 31, 2020, 2019 and 2018. The foreign subsidiaries of the Company are subject to taxation at rates ranging between 23% and 34%, without considering there are subsidiaries abroad with zero tax rate, which have mainly financial activities. The differences between the Brazilian tax rates and the rates of other countries are presented under “Difference in tax rates in foreign companies” in the reconciliation of income tax and social contribution below.

a) Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income are as follows:

	2020	2019	2018
Income (loss) before income taxes	3,495,678	1,674,720	2,157,431
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(1,188,531)	(569,405)	(733,527)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	530,715	75,428	663,116
- Equity in earnings of unconsolidated companies	51,873	(5,797)	3,448
- Interest on equity*	98,739	69	128,418
- Tax credits and incentives	31,800	8,852	9,531
- Deferred tax assets not recognized	(592,861)	-	-
- Recognition of previously unrecognized tax losses	4,944	1,097	47,545
- Other permanent differences, net	(44,303)	31,923	50,420
Income and social contribution taxes	(1,107,624)	(457,833)	168,951
Current	(908,051)	(240,400)	(629,209)
Deferred	(199,573)	(217,433)	798,160

(*)   Brazilian Law 9,249/95 provides that a company may, at its sole discretion, consider dividends distributions to shareholders to be considered as interest on own capital — subject to specific limitations - which has the effect of a taxable deduction in the determination of income tax and social contribution. The limitation is the greater of (i) shareholders’ equity multiplied by the TJLP (Long Term Interest Rate) rate or (ii) 50% of the net income in the fiscal year. This expense is not recognized for the purpose of preparing the financial statements and therefore does not impact net income.

b) Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates:

	Balance as of	Recognized in	Acquisition of	Comprehensive	Balance as of
	December 31, 2019	income	subsidiary	Income	December 31, 2020

Tax loss carryforward	1,341,464	(157,207)	-	36,228	1,220,485
Social contribution tax losses	350,810	(60,534)	-	-	290,276
Provision for tax, civil and labor liabilities	242,794	140,871	-	1,798	385,463
Benefits granted to employees	294,031	(6,848)	-	105,074	392,257
Other temporary differences	575,719	(114,627)	-	40,022	501,114
Deferred exchange variance*	1,177,428	(119,178)	-	(709)	1,057,541
Provision for losses	23,618	11,740	-	162	35,520
Fair value adjustments on businesses acquired	(452,058)	106,210	(86,093)	(118,923)	(550,864)
	3,553,806	(199,573)	(86,093)	63,652	3,331,792

Non-current assets	4,071,219				3,393,354
Non-current liabilities	(517,413)				(61,562)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2018	income	Others	Income	December 31, 2019

Tax loss carryforward	1,339,933	4,781	(36,226)	32,976	1,341,464
Social contribution tax losses	337,258	13,552	-	-	350,810
Provision for tax, civil and labor liabilities	270,417	(27,848)	-	225	242,794
Benefits granted to employees	286,494	(29,739)	-	37,276	294,031
Other temporary differences	525,818	73,067	-	(23,166)	575,719
Deferred exchange variance*	1,284,377	(106,640)	-	(309)	1,177,428
Provision for losses	83,837	(75,142)	-	14,923	23,618
Fair value adjustments on businesses acquired	(372,448)	(69,464)	-	(10,146)	(452,058)
	3,755,686	(217,433)	(36,226)	51,779	3,553,806

Non-current assets	3,874,054				4,071,219
Non-current liabilities	(118,368)				(517,413)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	January 1, 2018	income	Others	Income	December 31, 2018

Tax loss carryforward	973,638	341,664	36,445	(11,814)	1,339,933
Social contribution tax losses	355,782	(18,524)	-	-	337,258
Provision for tax, civil and labor liabilities	275,463	(5,214)	168	-	270,417
Benefits granted to employees	282,803	(16,564)	67,184	(46,929)	286,494
Other temporary differences	410,300	93,094	17,177	5,247	525,818
Deferred exchange variance*	1,060,527	223,850	-	-	1,284,377
Provision for losses	110,728	(33,165)	(12)	6,286	83,837
Fair value adjustments on businesses acquired	(497,534)	213,019	(89,859)	1,926	(372,448)
	2,971,707	798,160	31,103	(45,284)	3,755,686

Non-current assets	3,054,393				3,874,054
Non-current liabilities	(82,686)				(118,368)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

The recoverability analysis of deferred tax balances related to tax loss carryforward and social contribution tax losses performed by the Company are based on its business plans and aligned with other projections and analysis performed by the Company as, for example, the impairment of assets tests.

c) Estimated recovery and reversal of income and social contribution tax assets and liabilities are as follows:

	Assets
	2020	2019
2020	-	605,657
2021	616,409	467,153
2022	399,248	422,863
2023	391,610	464,514
2024	348,139	472,734
2025 and after	1,637,948	1,638,298
	3,393,354	4,071,219

	Liabilities
	2020	2019
2021	(8,558)	(98,449)
2022	(8,192)	(110,031)
2023	(14,815)	(90,703)
2024	(3,145)	(79,022)
2025 and after	(26,852)	(139,208)
	(61,562)	(517,413)

d) Unrecognized deferred income tax assets:

Due to the lack of expectation to use tax losses, negative social contribution base and deferred exchange variation arising from some operations in Brazil, the Company did not recognize a portion of tax assets of R$ 764,845 (R$ 263,491 on December 31, 2019), which do not have an expiration date. The subsidiaries abroad had R$ 1,180,067 (R$ 668,729 as of December 31, 2019) of tax credits on capital losses for which deferred tax assets have not been booked and which expire between 2029 and 2035 and also several tax losses of state credits in the amount of R$ 1,623,459 (R$ 1,384,598 as of December 31, 2019), which expire at various dates between 2021 and 2035.